Organization and Principal Activities (Details) - Schedule of Consolidated Financial Statements - VIE and subsidiaries [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	¥ 86,330	¥ 14,894
Restricted cash		5,000
Short-term investment	226
Accounts receivable, net	445,941	397,935
Prepayments and other current assets	41,695	38,784
Amounts due from intra-Group companies	4,575	26,336
Total current assets	578,767	482,949
Non-current assets:
Restricted cash	5,000
Property, equipment and leasehold improvement, net	1,221	1,456
Intangible assets, net	8,050	10,150
Right-of-use assets	7,067	6,955
Goodwill	84,609	84,609
Total non-current assets	105,947	103,170
TOTAL ASSETS	684,714	586,119
Current liabilities:
Accounts payable	283,547	216,318
Short-term borrowings	10,000
Contract liabilities	626	41
Salary and welfare benefits payable	57,878	52,218
Tax payable	624	2,767
Accrued expenses and other current liabilities	11,504	11,545
Short-term lease liabilities	2,304	2,995
Amounts due to intra-Group companies	158,648	938
Total current liabilities	580,382	286,822
Non-current liabilities:
Deferred tax liabilities	2,013	2,538
Long-term lease liabilities	4,550	3,731
Deferred revenue	1,432	1,432
Amounts due to intra-Group companies	244,471	385,838
Total non-current liabilities	252,466	453,471
TOTAL LIABILITIES (without recourse to the primary beneficiary)	832,848	740,293
Related Party [Member]
Current liabilities:
Amounts due to related party	55,251
Non-current liabilities:
Amounts due to related party		¥ 59,932